Commission and Fee Income	12 Months Ended
Dec. 31, 2024
Commissions and Fee Income [Abstract]
Disclosure of fee and commission income (expense) [text block]
06 –
Commissions and fee income
in € m.	2024	2023	2022
Net commissions and fee income and expense:
Commissions and fee income	13,190	11,657	12,512
Commissions and fee expense	2,818	2,452	2,675
Net commissions and fee income	10,372	9,206	9,838

Disaggregation of revenues by product type and business segment
	Dec 31,2024
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	215	54	265	16	(0)	550
Commissions for assets under management	20	0	416	3,805	(0)	4,242
Commissions for other securities	451	0	38	1	0	491
Underwriting and advisory fees	53	1,640	6	0	66	1,764
Brokerage fees	21	327	1,052	39	1	1,440
Commissions for local payments	550	13	909	0	(9)	1,464
Commissions for foreign commercial business	483	32	20	0	(34)	502
Commissions for foreign currency/exchange business	6	0	4	0	(0)	10
Commissions for loan processing and guarantees	697	365	270	0	1	1,334
Intermediary fees	30	1	402	0	11	444
Fees for sundry other customer services	320	419	87	117	6	949
Total commissions and fee income	2,848	2,852	3,470	3,978	42	13,190
Commissions and fee expense						(2,818)
Net commissions and fee income						10,372

	Dec 31,2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	204	55	247	11	(2)	515
Commissions for assets under management	18	0	362	3,527	(0)	3,907
Commissions for other securities	461	0	37	1	1	499
Underwriting and advisory fees	43	1,093	16	0	4	1,156
Brokerage fees	19	280	971	33	(20)	1,282
Commissions for local payments	488	0	995	0	1	1,484
Commissions for foreign commercial business	475	27	22	0	(27)	497
Commissions for foreign currency/exchange business	6	0	4	0	(0)	10
Commissions for loan processing and guarantees	646	329	230	0	1	1,207
Intermediary fees	28	3	364	0	10	405
Fees for sundry other customer services	248	290	41	117	0	695
Total commissions and fee income	2,635	2,078	3,288	3,689	(33)	11,657
Commissions and fee expense						(2,452)
Net commissions and fee income						9,206

Prior year’s comparatives aligned to presentation in the current year.
	Dec 31,2022
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	218	33	254	17	(3)	520
Commissions for assets under management	18	1	363	3,642	(0)	4,024
Commissions for other securities	512	(0)	47	0	0	559
Underwriting and advisory fees	35	1,373	12	0	(52)	1,368
Brokerage fees	19	253	1,164	65	(1)	1,501
Commissions for local payments	479	3	1,006	0	8	1,497
Commissions for foreign commercial business	466	33	62	0	(5)	556
Commissions for foreign currency/exchange business	15	0	5	0	(0)	19
Commissions for loan processing and guarantees	618	298	292	0	5	1,213
Intermediary fees	23	2	523	0	13	562
Fees for sundry other customer services	282	277	10	122	4	695
Total commissions and fee income	2,684	2,273	3,739	3,847	(30)	12,512
Commissions and fee expense						(2,675)
Net commissions and fee income						9,838

Prior year’s comparatives aligned to presentation in the current year.
Revenue is recognized when performance obligations are satisfied. Performance obligation is satisfied by fund performance exceeding a hurdle rate, an agreed minimum annual return provided to investors. As of December 31, 2024, there were performance obligations to be satisfied of € 250 million with a time band of four years from 2025 to 2028 (as of December 31, 2023, € 225 million with a time band of three years from 2025 to 2027) from Alternative funds. The increase is attributable to appreciation of the funds’ assets and the expansion of the time band to a reassessed timing of future asset sales.
As of December 31, 2024 and December 31, 2023, the Group’s balance of receivables from commission and fee income was € 831 million and € 903 million respectively. As of December 31, 2024 and December 31, 2023, the Group’s balance of contract liabilities associated to commission and fee income was € 84 million and € 90 million, respectively. Contract liabilities arise from the Group’s obligation to provide future services to a customer for which it has received consideration from the customer prior to completion of the services. The balances of receivables and contract liabilities do not vary significantly from period to period reflecting the fact that they predominately relate to recurring service contracts with service periods of less than one year such as monthly current account services and quarterly asset management services. As a result, prior period balances of contract liabilities are generally recognized in revenue in the subsequent period. There are some contracts where customer payment in exchange for services provided by the Group over the service period are not required until the end of the contract period. If the Group is virtually certain to receive payment at the end of the contract period, a contract asset and respective commission and fee income is recognized when services are performed. As of December 31, 2024 and 2023, the bank has recognized no material contract assets.